DISCONTINUED OPERATIONS, EXIT/SALE OF PRODUCT LINES, SALE OF ASSETS AND ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 28, 2013
DISCONTINUED OPERATIONS, EXIT/SALE OF PRODUCT LINES, SALE OF ASSETS AND ASSETS HELD FOR SALE
The operating results of discontinued operations and loss on sale

(In millions)	2013	2012	2011

Net sales	$380.4	$912.3	$956.2

(Loss) income before taxes, including divestiture-related and restructuring costs	$(12.4)	$86.4	$84.6
Provision for income taxes	.1	28.6	36.2

(Loss) income from discontinued operations, net of tax before loss on sale	(12.5)	57.8	48.4
Loss on sale, net of tax provision of $65.4	(16.0)	–	–

(Loss) income from discontinued operations, net of tax	$(28.5)	$57.8	$48.4

Carrying values of the major classes of assets and liabilities of the OCP business that were classified as "held for sale"

(In millions)	2012

Assets
Trade accounts receivable, net	$119.0
Inventories, net	57.2
Other current assets	7.7

Total current assets	183.9
Property, plant and equipment, net	79.5
Goodwill	167.9
Other intangibles resulting from business acquisitions, net	32.5
Other assets	8.4

$472.2

Liabilities
Short-term borrowings	$–
Accounts payable	31.2
Accrued payroll and employee benefits	21.2
Other accrued liabilities	91.9

Total current liabilities	144.3
Non-current liabilities	16.2

$160.5